---------------------------------------------------

DIRECTORS                                   OFFICERS
Barton M. Biggs                             James W. Grisham
CHAIRMAN OF THE BOARD                       VICE PRESIDENT
  Chairman and Director, Morgan Stanley     Michael F. Klein
  Asset Management Inc. and Morgan Stanley  VICE PRESIDENT
  Asset Management Limited; Managing        Harold J. Schaaff,
  Director, Morgan Stanley & Co.            Jr.
  Incorporated; Director, Morgan Stanley    VICE PRESIDENT
  Group Inc.                                Joseph P. Stadler
Warren J. Olsen                             VICE PRESIDENT
DIRECTOR AND PRESIDENT                      Valerie Y. Lewis
  Principal, Morgan Stanley Asset           SECRETARY
  Management Inc. and Morgan Stanley & Co.  Karl O. Hartmann
  Incorporated                              ASSISTANT SECRETARY
John D. Barrett II                          James R. Rooney
Chairman and Director,                      TREASURER
Barrett Associates, Inc.                    Joanna M. Haigney
Gerard E. Jones                             ASSISTANT TREASURER
Partner, Richards & O'Neil LLP
Andrew McNally IV
Chairman and Chief Executive Officer, Rand
McNally
Samuel T. Reeves
Chairman of the Board and CEO, Pinacle
L.L.C.
Fergus Reid
Chairman and Chief Executive Officer,
LumeLite Corporation
Frederick O. Robertshaw
Of Counsel, Bryan, Cave LLP

------------------------------------------------------------------
INVESTMENT ADVISER AND ADMINISTRATOR
Morgan Stanley Asset Management Inc.
1221 Avenue of the Americas
New York, New York 10020
------------------------------------------------------------------
DISTRIBUTOR
Morgan Stanley & Co. Incorporated
1251 Avenue of the Americas
New York, New York 10020
---------------------------------------------------------
CUSTODIANS
The Chase Manhattan Bank
770 Broadway
New York, New York 10003

Morgan Stanley Trust Company
One Pierrepont Plaza
Brooklyn, New York 11210
------------------------------------------------------------------
LEGAL COUNSEL
Morgan, Lewis & Bockius LLP
2000 One Logan Square
Philadelphia, Pennsylvania 19103
------------------------------------------------------------------
INDEPENDENT ACCOUNTANTS
Price Waterhouse LLP
1177 Avenue of the Americas
New York, New York 10036

------------------------------------------------------------------
For current performance, current net asset value, or for assistance with your account, please contact the Fund at (800) 548-7786. This report is authorized for distribution only when preceded or accompanied by prospectuses of the Morgan Stanley Institutional Fund, Inc.

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.
       P.O. Box 2798
       Boston, MA 02208-2798

[LOGO] MORGAN STANLEY
       INSTITUTIONAL FUND, INC.

                         INTERNATIONAL MAGNUM PORTFOLIO
                              FIRST QUARTER REPORT
                                 MARCH 31, 1997

LETTER TO SHAREHOLDERS
-------

The International Magnum Portfolio seeks long-term capital appreciation by investing primarily in equity securities of non-U.S. issuers in accordance with the EAFE country weightings determined by the Adviser. The EAFE countries in which the Portfolio will invest are those comprising the Morgan Stanley Capital International (MSCI) EAFE Index, which includes Australia, Japan, New Zealand, most nations located in Western Europe, and certain developed countries in Asia.

For the three months ended March 31, 1997, the Portfolio had a total return of 2.44% for the Class A shares and 2.45% for the Class B shares, as compared to a total return of -1.57% for the MSCI EAFE Index. The average annual total return for the one year ended March 31, 1997 and for the period from inception on March 15,

PERFORMANCE COMPARED TO THE MORGAN STANLEY CAPITAL INTERNATIONAL (MSCI ) EAFE INDEX(1)
----------------------------------------------------

                                          TOTAL RETURNS(2)
                              -----------------------------------------
                                             ONE       AVERAGE ANNUAL
                                 YTD        YEAR       SINCE INCEPTION
                              ---------  -----------  -----------------
PORTFOLIO - CLASS A.........       2.44%       9.90%          10.41%
PORTFOLIO - CLASS B.........       2.45        9.55           10.07
MSCI INDEX..................      -1.57        1.46            3.46

1. The MSCI EAFE Index is an unmanaged index of common stocks and includes Europe, Australasia and the Far East (includes dividends net of withholding taxes).

2. Total returns for the Portfolio reflect expenses waived and reimbursed, if applicable, by the Adviser. Without such waiver and reimbursement, total returns would be lower.

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE PERFORMANCE.

------------------------------
THE PERFORMANCE RESULTS PROVIDED ARE FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE CONSTRUED AS A GUARANTEE OF THE PORTFOLIO'S FUTURE PERFORMANCE. PAST PERFORMANCE SHOWN IS NOT PREDICTIVE OF FUTURE PERFORMANCE. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PLEASE SEE THE PROSPECTUS FOR A DESCRIPTION OF CERTAIN RISK CONSIDERATIONS ASSOCIATED WITH INTERNATIONAL INVESTING.

1996 through March 31, 1997 was 9.90% and 10.41% for the Class A shares and 9.55% and 10.07% for the Class B shares as compared with 1.46% and 3.46% for the Index.

Worldwide markets were erratic during the first quarter of 1997 as enthusiasm in the U.S. market was tamed by the threat of inflation and rising interest rates, Pacific rim markets succumbed to signs of economic weakness and volatility in the U.S., and the Japanese market fell as the banking system floundered. In contrast, European markets tested all-time highs. Contributing to our relative outperformance was strong stock selection, particularly in Europe and in Japan, as well as our currency hedges.

One of the biggest stories of the new year was the rapid rise in the value of the U.S. dollar. The dollar appreciated 4% versus the yen during January alone (following a gain of over 10% during 1996), and over 6% during the month versus the Deutsche mark, Swiss franc, Dutch guilder, Austrian shilling, Belgian franc, Italian lira, and Swedish krona. For the quarter, the dollar gained nearly 6% versus the yen and over 9% versus the mark, lira and guilder, and between 5 and 10% for several other European currencies. The dollar's sharp climb caught the market by surprise and prompted a number of government and business officials around the world to express concern about the pace and magnitude of the dollar's strengthening, even while many believed that the depreciation of the foreign currencies would provide economic stimulus overseas.

European markets generally managed to shrug off the uncertainty in the U.S. and put in a very strong performance during the quarter, rising 4.9% overall, led by Germany, which rose 7.3% in U.S. dollar terms but an impressive 20.5% in local currency terms. The mood in Germany bordered on euphoric as the market reached a new high at the end of the first quarter. The market's gains were fueled by continuing signs of economic recovery, tame inflation indicators, the further devaluation of the Deutsche mark and takeover speculation in the banking sector. Additionally, a long-awaited tax reform is expected to be implemented soon, and should have a strongly positive impact on corporate earnings and improve the competitiveness of German corporates. The markets of Belgium, Denmark, Finland, Italy, Netherlands, Sweden and Switzerland all registered gains between 11 and 18% in local currency terms for the quarter, but were not nearly as strong in U.S. dollar terms due to the continued appreciation of the dollar.

In sharp contrast to Europe's gains, the developed Asian markets lost 4.5% for the quarter. In Singapore (-6.7%), investors were concerned that upcoming economic data would point to weakness in the economy, while in Hong Kong (-8.8%), interest rate jitters in the U.S. translated into weakness in the property sector which represents a major portion of the local market. In Malaysia (+0.1%), disappointing earnings from a few conglomerates helped drag down the market in thin trading ahead of the central bank's annual report on the economy. Australia (-1.6%) and New Zealand (-7.0%), both dollar bloc countries, also suffered as U.S. interest rates rose during the quarter.

Finally, the Japanese market continued to suffer from lackluster performance, falling 11.8% for the quarter in U.S. dollar terms but only -5.9% in local currency terms. The market languished from continued concerns regarding the health of the nation's banks as evidenced by the collapse of Hanwa and Hyogo Sogo Bank. In addition, several bankruptcies and scandals weighed heavily on the market, including one scandal involving payoffs to Japanese gangsters by Nomura Securities, a company which had been believed to be one of the "cleanest" of the Japanese financial institutions. However, comments from government officials supporting the banks and suggesting acceleration of the "big bang" proposals combined with thin trading ahead of the March 31 fiscal year end kept the market within a fairly narrow trading range for the month.

In terms of currency hedges, our Portfolio continued to be hedged versus the yen and Deutsche mark bloc, and by quarter end, our hedge targets were set at 40% of our yen exposure and between 45 and 50% versus the DM bloc currencies. As we expect further devaluation due to supportive economic fundamentals, we plan to maintain our hedged stance.

During the quarter, we slightly reduced our overweight position in Asia vs. the EAFE Index, investing the proceeds in Europe. We remain cautiously optimistic regarding Asia, as exports have not picked up in dollar terms but have in volume, due to pricing pressures. Our exposure to Japan is somewhat lower than at year end and is slightly underweight versus the Index. Despite the dismal performance of the Japanese stock market over the past two quarters, the Japanese economy is starting to show clear signs of recovery and the new fiscal year is about to begin, which should also improve liquidity. Importantly, our stock selection in Japan has been very strong, focusing on companies with clear earnings growth such as the export oriented blue chips, while we have avoided the bank sector entirely since the inception of the program. We remain slightly underweight in Europe, due to concerns about the potential for a correction should interest rates there finally begin to rise. Nonetheless, we have increased our exposure to the European market since year end, focusing on companies that should benefit in a single European economic environment and from increasing economic growth in the region.

Francine J. Bovich
PORTFOLIO MANAGER

April 1997

INVESTMENTS (UNAUDITED)
----------
MARCH 31, 1997

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
COMMON STOCKS (85.7%)
  AUSTRALIA (1.9%)
         41,900    Broken Hill Proprietary Co., Ltd.    $     558
         33,800    Lend Lease Corp., Ltd.                     579
         52,500    National Australia Bank Ltd.               665
         49,300    News Corp., Ltd.                           230
         96,300    WMC Ltd.                                   609
                                                        ---------
                                                            2,641
                                                        ---------
  AUSTRIA (0.7%)
         10,400    Boehler-Uddeholm AG                        720
          6,460    Radex-Heraklith Industriebet               252
                                                        ---------
                                                              972
                                                        ---------
  BELGIUM (0.8%)
          1,720    Arbed S.A.                                 190
          4,380    Delhaize -- Le Lion S.A.                   244
         14,280    G.I.B. Holdings Ltd.                       656
                                                        ---------
                                                            1,090
                                                        ---------
  DENMARK (1.3%)
         16,000    BG Bank A/S                                755
          2,300    Jyske Bank A/S (Registered)                184
         14,200    Unidanmark A/S, Class A
                    (Registered)                              762
                                                        ---------
                                                            1,701
                                                        ---------
  FINLAND (1.6%)
         23,600    Amer-Yhtymae Oy, Class A                   491
         15,800    Huhtamaki Oy, Series 1                     776
          1,300    Kone Oy, Class B                           159
        112,400    Merita Ltd., Class A                       386
         38,100    Rautaruukki Oy                             350
                                                        ---------
                                                            2,162
                                                        ---------
  FRANCE (6.3%)
         12,000    Banque Nationale de Paris                  535
          1,200    Bongrain S.A.                              477
          9,000    Cie de Saint Gobain                      1,366
          7,700    Elf Aquitaine S.A.                         791
          4,840    Eridania Beghin-Say S.A.                   763
          6,000    Groupe Danone                              953
         12,300    Lafarge S.A.                               854
         18,800    Legris Industries S.A.                     868
          5,800    SGS-Thompson Microelectronics N.V.         408
         10,200    Total S.A., Class B                        885
         46,000    Usinor Sacilor                             754
                                                        ---------
                                                            8,654
                                                        ---------
  GERMANY (5.5%)
         13,309    BASF AG                                    510
         20,700    Bayer AG                                   871

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
            700    Buderus AG                           $     347
         36,000    Gerresheimer Glas AG                       734
          1,000    Karstadt AG                                346
         50,000    Lufthansa AG                               722
            600    Mannesmann AG                              229
          3,800    Metro AG                                   390
         15,000    VEBA AG                                    861
          2,200    Viag AG                                  1,043
          2,800    Volkswagen AG                            1,544
                                                        ---------
                                                            7,597
                                                        ---------
  HONG KONG (4.6%)
        113,000    Cheung Kong Holdings Ltd.                  995
        472,000    China Resources Enterprise Ltd.          1,017
         95,000    Citic Pacific Ltd.                         471
         23,400    Hang Seng Bank Ltd.                        242
         16,000    Henderson Land Development Co.,
                    Ltd.                                      133
         35,400    Hong Kong & Shanghai Bank Holdings
                    plc                                       822
        158,800    Hong Kong Telecommunications Ltd.          272
        129,000    Hutchison Whampoa Ltd.                     970
         81,000    New World Development Co., Ltd.            437
         41,000    Shanghai Industrial Holdings Ltd.          180
         37,000    Sun Hung Kai Properties Ltd.               392
         32,000    Swire Pacific Ltd., Class A                252
         33,000    Wharf Holdings Ltd.                        126
                                                        ---------
                                                            6,309
                                                        ---------
  ITALY (3.0%)
        176,000    Editoriale L'Expresso S.p.A.               606
         86,400    Marzotto (Gaetano) & Figli S.p.A.          684
        553,000    Olivetti S.p.A.                            199
         65,900    Pirelli S.p.A.                             144
         16,800    Seat S.p.A.                                  4
        330,000    Sogefi S.p.A.                              742
        222,000    Stet Di Risp (NCS)                         788
        422,000    Telecom Italia S.p.A. Di Risp
                    (NCS)                                     900
                                                        ---------
                                                            4,067
                                                        ---------
  JAPAN (25.2%)
         88,000    Amada Co., Ltd.                            637
         58,000    Asahi Tec Corp.                            247
         49,000    Canon, Inc.                              1,050
         43,000    Dai Nippon Printing Co., Ltd.              720
         36,000    Daibiru Corp.                              349
        117,000    Daicel Chemical Industry Ltd.              421
         59,000    Daifuku Co., Ltd.                          644
         66,000    Daikin Industries Ltd.                     494
         62,000    Daiwa Securities Co., Ltd.                 447

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
         20,020    FamilyMart                           $     756
         30,000    Fuji Machine Manufacturing Co.             779
         26,000    Fuji Photo Film Ltd.                       856
         97,000    Fujitsu Ltd.                               989
         70,000    Furukawa Electric Co.                      310
         18,000    Hitachi Credit Corp.                       265
        121,000    Hitachi Ltd.                             1,077
         60,000    Inabata & Co.                              359
        111,000    Kaneka Corp.                               592
         29,000    Kurita Water Industries                    563
         12,000    Kyocera Ltd.                               681
         38,000    Kyudenko Co., Ltd.                         281
         64,000    Matsushita Electric Industries
                    Ltd.                                      999
        185,000    Mitsubishi Chemical Corp.                  561
         60,000    Mitsubishi Estate Co., Ltd.                641
        125,000    Mitsubishi Heavy Industries Ltd.           814
         42,000    Mitsumi Electric Co., Ltd.                 771
         18,000    Murata Manufacturing Co., Ltd.             646
         97,000    NEC Corp.                                1,098
         37,000    Nifco, Inc.                                320
         13,000    Nintendo Corp., Ltd.                       934
         29,000    Nippon Pillar Packing                      158
        101,000    Nissan Motor Co.                           609
         43,000    Nomura Securities Co., Ltd.                476
            121    NTT                                        852
         69,000    Obayashi Corp.                             405
         21,000    Okura Industrial Co., Ltd.                  80
         84,000    Ricoh Co., Ltd.                            958
         21,000    Rinnai Corp.                               358
         13,000    Sangetsu Co., Ltd.                         226
         35,000    Sankyo Co., Ltd.                           965
         61,000    Sanwa Shutter                              447
         14,000    Secom Co., Ltd.                            787
         61,000    Sekisui Chemical Co.                       602
         49,000    Sekisui House Ltd.                         480
         12,000    Shimamura Co., Ltd.                        347
         16,600    Sony Corp.                               1,161
         64,000    Stanley Electric Co.                       310
         81,000    Sumitomo Marine & Fire Insurance
                    Co.                                       491
         67,000    Suzuki Motor Co., Ltd.                     650
         16,000    TDK Corp.                                1,100
        141,000    Taisei Corp., Ltd.                         548
         31,900    Tokyo Electron Ltd.                      1,058
        152,000    Toshiba Corp.                              841
        107,000    Tsubakimoto Chain                          626
         34,000    Yamanouchi Pharmaceutical Co.        $     704
                                                        ---------
                                                           34,540
                                                        ---------
  MALAYSIA (3.4%)
         68,000    Commerce Asset Holding Bhd                 477
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          7,000    Dialog Group Bhd                           114
         29,000    Edaran Otomobil Nasional Bhd               293
         65,000    Genting Bhd                                441
         69,000    IJM Corp. Bhd                              170
         23,000    IOI Corp. Bhd                               38
         11,000    Leader Universal Holdings Bhd               25
         84,000    Magnum Corp. Bhd                           159
         28,000    Malayan Banking Bhd                        319
         95,000    Malaysian International Shipping
                    Bhd (Foreign)                             236
         64,000    Rashid Hussain Bhd                         504
         89,000    Renong Bhd                                 151
         62,000    Resorts World Bhd                          265
        163,000    Sime Darby Bhd                             595
         58,000    Tanjong plc                                231
         43,000    Telekom Malaysia Bhd                       335
         28,000    United Engineers Ltd.                      244
                                                        ---------
                                                            4,597
                                                        ---------
  NETHERLANDS (5.5%)
         13,250    ABN Amro Holdings N.V.                     911
          5,920    Akzo Nobel N.V.                            850
          3,000    Hollandsche Beton Groep N.V.               685
         24,100    ING Groep N.V.                             950
         26,100    KLM Royal Dutch Airlines N.V.              779
         11,000    Koninklijke Bijenkorf Beheer N.V.          830
         31,500    Koninklijke KNP BT N.V.                    670
         16,300    Koninklijke Van Ommeren N.V.               713
         25,100    Philips Electronics N.V.                 1,171
                                                        ---------
                                                            7,559
                                                        ---------
  NORWAY (1.1%)
        128,000    Den Norske Bank ASA                        555
         17,600    Saga Petroleum A/S, Class B                275
         98,700    Storebrand ASA                             679
                                                        ---------
                                                            1,509
                                                        ---------
  SINGAPORE (2.2%)
         18,000    Development Bank of Singapore Ltd.
                    (Foreign)                                 209
        218,000    Electronic Resources Ltd.                  317
         29,000    Keppel Corp., Ltd.                         183
         21,700    Oversea-Chinese Banking Corp.
                    (Foreign)                                 258
        116,000    SM Summit Holdings Ltd.                     79
         55,000    Sembawang Corp.                            265
         24,000    Singapore Press Holdings (Foreign)         437

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
        180,000    Super Coffeemix Manufacturing Ltd.   $     140
         28,000    United Overseas Bank Ltd.
                    (Foreign)                                 287
        460,000    Uraco Holdings Ltd.                        285
        104,000    Want Want Holdings                         298
        108,000    Wing Tai Holdings Ltd.                     319
                                                        ---------
                                                            3,077
                                                        ---------
  SPAIN (2.9%)
         10,000    Banco Bilbao Vizcaya S.A.
                    (Registered)                              607
         19,100    Grupo Duro Felguera S.A.                   203
         64,000    Iberdrola S.A.                             707
         14,000    Repsol S.A.                                585
         44,300    Telefonica de Espana S.A.                1,071
         94,200    Uralita S.A.                               767
                                                        ---------
                                                            3,940
                                                        ---------
  SWEDEN (2.1%)
          4,600    Electrolux AB, Series B                    293
         20,600    Nordbanken AB                              711
         15,800    Skandia Forsakrings AB                     498
         24,000    S.K.F. AB, Class B                         631
         18,300    Sparbanken Sverige AB, Class A             340
         13,600    Svenska Handelsbanken, Class A             415
                                                        ---------
                                                            2,888
                                                        ---------
  SWITZERLAND (6.6%)
            490    Ascom Holdings AG (Bearer)                 525
            330    Baloise Holding Ltd. (Registered)          674
            570    Bobst AG (Bearer)                          842
            558    Ciba Specialty Chemicals AG
                    (Registered)                               46
          2,600    Forbo Holding AG (Registered)            1,071
          1,200    Holderbank Financiere Glarus AG
                    (Bearer)                                  921
            380    Magazine Globus (Participating
                    Certificates)                             166
          1,200    Nestle S.A. (Registered)                 1,405
            558    Novartis AG (Registered)                   692
          6,100    Oerlikon-Buehrle Holding AG
                    (Registered)                              614
            150    Schindler Holding AG
                    (Participating Certificates)              180
            130    Schindler Holding AG (Registered)          152
            660    Schweizerische
                    Industrie-Gesellschaft Holdings
                    (Registered)                              816
            980    Sulzer AG (Registered)               $     643
                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------
          1,050    Zuerich Versicherung (Registered)          330
                                                        ---------
                                                            9,077
                                                        ---------
  UNITED KINGDOM (11.0%)
         97,200    Associated British Foods plc               876
         67,000    Bass plc                                   898
        109,123    BAT Industries plc                         931
        125,000    British Telecommunications plc             916
         48,050    Burmah Castrol plc                         804
        151,644    Christian Salvesen plc                     715
        220,000    Courtaulds Textiles plc                  1,022
        138,900    Grand Metropolitan plc                   1,122
        133,000    Imperial Tobacco Group plc                 913
        271,519    John Mowlem & Co. plc                      514
        190,000    Kwik Save Group plc                        964
         70,400    Racal Electronic plc                       335
         87,873    Reckitt & Colman plc                     1,179
        103,200    Royal & Sun Alliance Insurance
                    Group plc                                 759
         42,750    Scottish Hydro-Electric plc                254
         55,383    Southern Electric plc                      354
         11,300    Southern Electric plc, Class B               6
        208,369    Tate & Lyle plc                          1,488
         40,000    Unilever plc                             1,063
                                                        ---------
                                                           15,113
                                                        ---------
TOTAL COMMON STOCKS (Cost $114,592)                       117,493
                                                        ---------
PREFERRED STOCKS (1.2%)
  GERMANY (1.2%)
          2,410    Dyckerhoff AG                              871
         12,000    Hornbach Holding AG                        788
                                                        ---------
TOTAL PREFERRED STOCKS (Cost $1,366)                        1,659
                                                        ---------
TOTAL FOREIGN SECURITIES (86.9%) (Cost $115,958)          119,152
                                                        ---------
     FACE
    AMOUNT
     (000)
---------------
SHORT-TERM INVESTMENTS (12.0%)
  REPURCHASE AGREEMENT (12.0%)
$        16,400    Chase Securities, Inc. 6.00%,
                    dated 3/31/97, due 4/01/97, to be
                    repurchased at $16,403,
                    collateralized by U.S. Treasury
                    Notes, 6.5%, due 5/31/01, valued
                    at $16,751 (Cost $16,400)              16,400
                                                        ---------

                                                          VALUE
         SHARES                                           (000)
---------------                                         ---------

FOREIGN CURRENCY (0.8%)
      AUD    16    Australian Dollar                      $    13
    BEF   3,789    Belgian Franc                              110
     GBP     90    British Pound                              148
     DKK     17    Danish Krone                                 3
     DEM  1,208    Deutsche Mark                              724
    ITL   3,025    Italian Lira                                 2
      NLG   241    Netherlands Guilder                        129
      NOK   305    Norwegian Krone                             46
     ESP    144    Spanish Peseta                               1
                                                        ---------
TOTAL FOREIGN CURRENCY (Cost $1,156)                        1,176
                                                        ---------
TOTAL INVESTMENTS (99.7%) (Cost $133,514)                 136,728
                                                        ---------
OTHER ASSETS AND LIABILITIES (0.3%)
 Other Assets                                              49,042
 Liabilities                                              (48,655)
                                                        ---------
                                                              387
                                                        ---------
NET ASSETS (100%)                                       $ 137,115
                                                        ---------
                                                        ---------
CLASS A:
NET ASSETS                                              $ 113,722
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 10,412,934 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $10.92
                                                        ---------
                                                        ---------
CLASS B:
NET ASSETS                                                $23,393
NET ASSET VALUE, OFFERING AND REDEMPTION
  PRICE PER SHARE
  Applicable to 2,147,405 outstanding $0.001 par
  value shares (authorized 500,000,000 shares)
                                                           $10.89
                                                        ---------
                                                        ---------

----------------------------------
NCS -- Non Convertible Shares

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